ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2013
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

12. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	December 31,
	2012	2013
	US$	US$
Accrued payroll expenses	3,445	2,591
Retainage due to contractors	199	100
Employee termination costs	1,750	875
Guarantee deposits from original shareholders of acquired subsidiaries	1,358	1,394
Income tax payable	5,406	2,922
Other taxes payable	2,326	2,877
Amounts due to original shareholders of acquired subsidiaries	1,345	1,331
Accrued water resource fee	1,496	1,219
Loans from third parties	13,627	4,330
Interest payable	1,260	575
Accrued dam and reservoirs repair fee	1,424	851
Reservoir maintenance fund	1,905	2,338
Advance from customers	1,014	23
Deposits from third parties	716	—
Accrued audit fee	650	543
Accrued settlement costs for legal proceedings (Note 23(e))	—	579
Land compensation costs (Note 23(c))	959	624
Service fee payable	1,036	1,347
Other liabilities	3,909	3,553
Total	43,825	28,072

Employee termination costs as of December 31, 2012 and 2013 represent the termination benefits payable to the former chairman and CEO, John Kuhns, and the former executive vice president and corporate secretary, Mary Fellows. Based on a settlement agreement with the Company, John Kuhns and Mary Fellows resigned from their executive officer positions with the Group with effective date on September 30, 2012 and agreed to serve as senior advisors to the board of directors until December 15, 2012. After completion of their advisory roles, the Company shall pay aggregate termination benefits of US$1,250 and US$500 to John Kuhns and Mary Fellows, respectively, on a monthly basis over the course of 24 months. During the year ended December 31, 2013, the Company paid termination benefits amounting to US$875.

Guarantee deposits of US$90 (2012: US$87) and US$1,304 (2012: US$1,271) from original shareholders of acquired subsidiaries as of December 31, 2013 represent security deposits received by the Company from original shareholders of Yingchuan and Jinling, respectively, which will be returned by the Company when the original shareholders of the acquired subsidiaries furnish the Company with final documentation relating to the acquired hydroelectric power projects and dams and reservoirs or formal title certificates with respect to the land. The final documentation and title certificates have not been provided in full as of December 31, 2013. The Company will retain the security deposits until receipt of such documentations.

Amounts due to original shareholders of acquired subsidiaries as of December 31, 2012 mainly represent US$1,271 payable to the original shareholders of Dazhaihe, Hengda, Xineng and Banzhu for their entitlement to the net working capital surplus of Dazhaihe, Hengda, Xineng and Banzhu immediately prior to the consummation of the acquisitions in accordance with the supplemental equity transfer purchase agreements. Amounts due to original shareholders of acquired subsidiaries as of December 31, 2013 mainly represent US$1,313 payable to the original shareholders of Dazhaihe, Hengda, Xineng and Banzhu for their entitlement to the net working capital surplus of Dazhaihe, Hengda, Xineng and Banzhu immediately prior to the consummation of the acquisitions in accordance with the supplemental equity transfer purchase agreements.

Loans from third parties as of December 31, 2012 represent RMB denominated loans from non-financial institutions of US$9,139, US$4,121, US$240 and US$127 for Jinling, Jinlong, Hengda and Binglangjiang, respectively. The loans of US$32, US$2,743 and US$6,364 for Jinling bear an interest rate of 24%, 18% and 32% per annum, respectively. The loans for Jinlong bear an interest rate of 18% per annum. The loans for Hengda and Binglangjiang are interest free. Loans for Jinling, Hengda and Binglangjiang were fully repaid during the year ended December 31, 2013. Loans from third parties as of December 31, 2013 represent RMB denominated loans from non-financial institutions of US$4,330 for Jinlong. The loans for Jinlong bear an interest rate of 18% per annum.